Average Annual Total Returns - Federated Hermes High Yield Strategy Portfolio	Federated Hermes High-Yield Strategy Portfolio 1 Year	Federated Hermes High-Yield Strategy Portfolio 5 Years	Federated Hermes High-Yield Strategy Portfolio 10 Years	Federated Hermes High-Yield Strategy Portfolio Return After Taxes on Distributions 1 Year	Federated Hermes High-Yield Strategy Portfolio Return After Taxes on Distributions 5 Years	Federated Hermes High-Yield Strategy Portfolio Return After Taxes on Distributions 10 Years	Federated Hermes High-Yield Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Federated Hermes High-Yield Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Federated Hermes High-Yield Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1(Reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1(Reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1(Reflects no deduction for fees, expenses or taxes) 10 Years
Total	6.04%	8.25%	7.16%	3.47%	5.46%	4.06%	3.46%	5.10%	4.14%	7.05%	[1]	8.57%	[1]	6.79%	[1]

[1]	The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis.